Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Transactions With Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2012 and the related balances at March 31, 2011 and 2012 were as follows:

	2010	2011	2012
	Millions of yen
Operating revenues	¥18,767	¥23,145	¥25,788

Operating expenses	¥96,048	¥105,682	¥104,435

Receivables		¥11,839	¥14,225

Payables		¥73,042	¥83,559